Staff costs - Summary of Staff Costs (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee
Employee Benefits [Abstract]
Salaries and wages	€ 168,171	€ 158,231	€ 70,272
Social security costs	6,897	7,891	5,639
RSU expense	16,836	24,261	0
Other pension costs	4,021	2,522	2,066
Employee benefits expense	€ 195,925	€ 192,905	€ 77,977
Average number of employees | employee	3,727	3,891	1,664